Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Tax, Domestic and Foreign
Loss before provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
U.S.	$(75,822)	$(73,317)
Foreign	—	—
Loss before provision for income taxes	$(75,822)	$(73,317)

Schedule of Components of Income Tax Expense (Benefit)
The income tax expense for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Current:
Federal	$—	$—
State	21	8
Foreign	—	—
Total current income tax expense	$21	$8
Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred income tax expense	—	—
Income tax expense	$21	$8

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the provision for income tax expense and the amount of income tax computed by applying the U.S. federal statutory rate to income before provision for income taxes as shown in the accompanying consolidated statements of operations and other comprehensive loss for the years ended December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Tax provision at U.S. federal statutory rate	21.00%	21.00%
Nondeductible expenses	(1.62)	(0.93)
Fair value adjustments on earnout interests liability	0.14	8.22
Fair value adjustments on derivative liability	0.07	1.96
Research and development credit	1.13	3.10
State taxes, net of federal benefit	6.95	10.41
Change in valuation allowance adjustment	(27.59)	(44.79)
Other	(0.11)	1.02
Effective tax rate	(0.03)%	(0.01)%

Schedule of Deferred Tax Assets and Liabilities
The Company's components of deferred tax assets and liabilities for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryover	$55,792	$39,061
General business and other tax credits	6,765	5,622
Capitalized research and development	8,363	5,937
Intangible assets	2,055	2,236
Fair value adjustments	—	199
Lease liabilities	1,386	1,811
Stock based compensation	607	1,092
Business interest limitation	56	—
Inventories	1,298	1,815
Other non-current deferred tax assets	1,106	932
Subtotal	77,428	58,705
Valuation allowance	(75,306)	(54,572)
Total	$2,122	$4,133

Deferred tax liabilities:
Fixed assets	$(567)	$(998)
Operating lease right-of-use asset	(1,338)	(1,770)
Other non-current deferred tax liabilities	(217)	(1,365)
Total	$(2,122)	$(4,133)

Net deferred tax asset	$—	$—